Debt (Long-term debt) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Current portion of long-term external debt, Principal outstanding	$ 105.3	$ 105.3
Current portion of long-term external debt, Debt Issuance Costs	(11.5)	(11.5)
Current portion of long-term external debt, Total Debt	93.8	93.8
Long-term external debt, Principal outstanding	3,381.8	3,487.0
Long-term external debt, Debt Issuance Costs	(35.3)	(46.6)
Long-term external debt, Total Debt	3,346.5	3,440.4
Total external debt, Principal outstanding	3,487.1	3,592.3
Total external debt, Debt Issuance Costs	(46.8)	(58.1)
Total external debt, Total Debt	$ 3,440.3	$ 3,534.2